LOAN RECEIVABLE	12 Months Ended
Dec. 31, 2017
Loans Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
LOAN RECEIVABLE
NOTE 8 – LOAN RECEIVABLE

In August 2015, the Company entered into a cooperation agreement with Xinjiang Deyuan and the controlling shareholder of Xinjiang Deyuan. Pursuant to the agreement, Guizhou Taibang agreed to provide Xinjiang Deyuan with an interest-bearing loan at an interest rate of 6% per annum with an aggregate principal amount of RMB300,000,000 (approximately $45,912,000). The loan is due July 31, 2018 and secured by a pledge of Deyuan Shareholder’s 58.02% equity interest in Xinjiang Deyuan. Interest will be paid on the 20th day of the last month of each quarter.

Interest income of $2,514,936 was recognized and received by Guizhou Taibang for the year ended December 31, 2017. $2,661,700 was recognized and $1,985,767 was received in cash by Guizhou Taibang and $675,933 was offset by accounts payable for the purchase of plasma from Xinjiang Deyuan for the year ended December 31, 2016. Interest income of $496,170 was accrued and received by Guizhou Taibang for the year ended December 31, 2015.